Annual Fund Operating Expenses (Vanguard Explorer Value Fund - Investor Shares, Vanguard Explorer Value Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.52%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.63% [1]

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.